F1 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Summary of Capital Objectives-Related Information
Capital objectives-related information

	2024	2023
Free cash flow before M&A as % of net sales 1)	16.2%	–0.4%
Positive net cash (SEK billion) 1)	37.8	7.8

Credit rating and outlook

Fitch Ratings	BBB–, stable	BBB–, stable
S&P Global	BBB–, stable	BBB–, developing
Moody’s	Ba1, stable	Ba1, stable

1)	For more information about the measures, see Alternative performance measures and Financial terminology.

Summary of Net Exposure for Largest Currencies Impact on Sales
Currency exposure, SEK billion

Currency	Sales trans- lation	Sales trans- action	Sales net	Cost trans- lation	Cost trans- action	1)	Cost net
USD 2)	93.8	41.7	135.5	–59.0	–41.4		–100.4
EUR	36.6	1.2	37.8	–30.7	–2.0		–32.7
INR	15.1	–0.8	14.3	–8.5	0.1		–8.4
JPY	9.0	–	9.0	–3.0	–		–3.0
GBP	8.8	–1.1	7.7	–7.2	–0.1		–7.3
AUD	5.9	–0.2	5.7	–4.4	0.1		–4.3
CNY	5.0	–	5.0	–3.2	1.0		–2.2
SAR	4.7	0.3	5.0	–3.4	0.1		–3.3

1)	External purchases in foreign currency translated to functional currency.
2)
Sales transaction exposure in 2024 includes volume in the cash flow hedge of USD 2,467 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2025 is USD 2,043 million.

Summary of Sensitivity to Interest Rate Increase of One Basis Point
Sensitivity to interest rate increase of 1 basis point, SEK million

	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	–	–1	–1	–4	–1	–7
Interest-bearing liabilities 1)	–	1	2	4	1	8
Derivatives	–	–	–1	–	1	–
Total	–	–	–	–	1	1

1)	Borrowings are included as they are designated FVTPL.

Disclosure of Outstanding Derivatives
Outstanding derivatives

	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
2024

Currency derivatives 1)

Assets	214	–29	185	–92	93
Liabilities	–3,361	29	–3,332	3,237	–95

Interest rate derivatives

Assets	–	–	–	–	–
Liabilities	–5	–	–5	–	–5

2023

Currency derivatives 1)

Assets	1,916	–43	1,873	–1,486	387
Liabilities	–1,837	43	–1,794	873	–921

Interest rate derivatives

Assets	–	–	–	–	–
Liabilities	–22	–	–22	–	–22

1)	Currency derivatives designated as cash flow hedge of SEK 0 (1,617) million are included in Other current receivables and SEK 2,229 (679) million in Other current liabilities.

Summary of Currency Derivatives Designated as Hedging Instruments	Foreign exchange forward contracts

	< 3 months	3–12 months	> 1 year	Total
Notional Amount (USD millions)	961	1,082	1,934	3,977
Average forward rate (SEK/USD)	9.93	10.57	10.19

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets
Movements in allowances for impairment of trade
receivables and contract assets

	2024	2023
Opening balance	2,585	2,492
Balances regarding acquired business	–	–16
Increase in allowance	265	268
Write-offs	–21	–35
Translation difference	–2	–124
Closing balance	2,827	2,585

Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category
Aging analysis of gross values of trade receivables and contracts assets by risk category

		Days past dues
	Not due	1–90	91–180	181–360	>360	Total
2024

Country risk: Low	33,801	2,914	243	270	261	37,489
Country risk: Medium	9,379	1,025	164	168	659	11,395
Country risk: High	2,684	449	117	133	1,635	5,018
Total	45,864	4,388	524	571	2,555	53,902

2023

Country risk: Low	27,431	2,434	445	137	320	30,767
Country risk: Medium	14,369	826	227	224	605	16,251
Country risk: High	3,364	512	186	197	1,522	5,781
Total	45,164	3,772	858	558	2,447	52,799

Summary of Outstanding Customer Finance Credit Exposure
Outstanding customer finance credit risk exposure
1
)

	2024	2023
Fair value of customer finance credits	4,522	6,917
Financial guarantees for third-parties	3	4
Accrued interest	5	7
Maximum exposure to credit risk	4,530	6,928

Less third-party risk coverage	–35	–79
The Company’s risk exposure, less third-party risk coverage	4,495	6,849
1)
This table shows the maximum exposure to credit risk.

Disclosure of Customer Finance Fair Value Reconciliation
Customer finance fair value reconciliation

	2024	2023
Opening balance	6,917	5,370
Additions	20,758	49,583
Disposals/repayments	–23,920	–47,409
Revaluation/amortization of interest 1)	407	–467
Translation difference	360	–160
Closing balance	4,522	6,917

of which non-current	190	1,347
1)
Revaluation gain recognized in Selling and administrative expenses of SEK 6 (loss of 209) million, of which gain of SEK 6 (loss of 209) million relate to credits held at the end of the year.

Summary of Cash, Cash Equivalents and Interest-Bearing Securities
Cash, cash equivalents and interest bearing securities

	Rating or equi- valent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
2024

Bank deposits		40,749	389	–	–	41,138
Other financial institutions		1,437	–	–	–	1,437

Type of issuer:

Governments	AA/AAA	4,639	995	3,175	603	9,412
Corporates	A2/P2	2,672	198	–	–	2,870
Mortgage institutes	AAA	–	5,353	14,878	783	21,014
		49,497	6,935	18,053	1,386	75,871

2023

Bank deposits		33,298	181	–	–	33,479
Other financial institutions		548	–	–	–	548

Type of issuer:

Governments	AA/AAA	789	490	1,254	–	2,533
Corporates	A2/P2	1,510	296	–	–	1,806
Mortgage institutes	AAA	1,995	5,668	8,676	–	16,339
		38,140	6,635	9,930	–	54,705

Summary of Funding Programs
Funding programs
1
)

	Amount	Utilized	Unutilized
Euro Medium Term Note program
(USD million)	5,000	2,178	2,822
Commercial Paper Program (SEK million)	10,000	1,615	8,385

1)	There are no financial covenants related to these programs.

Summary of Committed Credit Facilities
Committed credit facilities

	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million) 1)	2,000	–	2,000
Liquidity revolving credit facility
(USD million) 2)	1,000	–	1,000

1)	The facility does not have interest rates linked to credit rating or financial covenants but is linked to two of Ericsson’s sustainability KPIs. The facility matures in September 2028.
2)	The facility matures in May 2026.

Summary of Reconciliation of Level 3 Fair Value of Other Financial Asset Investment in Shares and Participations
Reconciliation of Level 3 fair value of other financial assets

Investment in shares and participations
Opening balance	2,002
Additions	207
Disposals	–63
Gains or losses 1)	–275
Translation differences	–4
Closing balance	1,867

1)	Table shows net gains or losses recognized in Other operating income or expenses, of which SEK 246 million unrealized loss relate to Level 3 assets held at the end of the year.

Summary of Financial Instruments
Financial instruments

	2024					2023

	Amortized cost	Fair value	Fair value hierarchy level			Amortized cost	Fair value	Fair value hierarchy level
SEK billion			Level 1	Level 2	Level 3			Level 1	Level 2	Level 3
Assets at fair value through profit or loss

Customer finance	–	4.5	–	–	4.5	–	6.9	–	–	6.9

Interest-bearing securities	–	31.7	30.4	1.3	–	–	19.1	18.6	0.5	–

Cash equivalents 1)	–	24.3	0.3	24.0	–	–	17.5	0.8	16.7	–

Other financial assets	–	2.7	0.8	–	1.9	–	2.1	0.1	–	2.0

Other current assets	–	0.2	–	0.2	–	–	1.9	–	1.9	–

Assets at fair value through OCI

Trade receivable	–	44.2	–	–	44.2	–	42.2	–	–	42.2

Assets at amortized cost

Interest-bearing securities	0.3	–	–	–	–	0.4	–	–	–	–

Other financial assets	0.3	–	–	–	–	0.6	–	–	–	–

Financial assets	0.6	107.6				1.0	89.7

Financial liabilities at designated FVTPL

Parent Company borrowings	–	–35.7	–19.7	–16.0	–	–	–38.0	–23.7	–14.3	–

Financial liabilities at FVTPL

Other current liabilities	–	–3.3	–	–3.3	–	–	–1.8	–	–1.8	–

Liabilities at amortized cost

Trade payables	–30.2	–	–	–	–	–27.8	–	–	–	–

Borrowings	–2.3	–	–	–	–	–8.9	–	–	–	–

Financial liabilities	–32.5	–39.0				–36.7	–39.8

1)	Total Cash and cash equivalent is SEK 43.9 (35.2) billion, of which SEK 24.3 (17.5) billion relating to Cash equivalents are presented in the table above.

Summary of Gross customer finance exposures by geographical area
Gross customer finance exposures by geographical markets

	2024	2023

North America	467	1,839
Europe and Latin America	2,110	2,033
South East Asia, Oceania and India	2,211	3,679
Middle East and Africa	2,328	2,130
Total gross exposure	7,116	9,681

of which its related carrying value	4,522	6,917
Total outstanding number of customer finance arrangements	70	65
Top 5 largest facilities as % of gross exposures	75%	86%
Unutilized customer finance commitments (SEK million)	47,775	37,019

Summary of Exposure of trade receivables and contract assets	Exposure of trade receivables and contract assets

	2024	2023

Gross balance	53,902	52,799
Allowance for expected credit losses	–2,827	–2,585
Net balance and carrying value	51,075	50,214